Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

6. Accounts receivable

Accounts receivable consist principally of trade accounts receivable from customers and are generally unsecured and due within 30 days. Credit losses relating to these receivables consistently have been within management's expectations. Expected credit losses are recorded as an allowance for doubtful accounts in the consolidated balance sheets. Estimates of expected credit losses are based primarily on the aging of the accounts receivable balances. The company records a specific reserve for individual accounts when it becomes aware of a customer's inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration in the customer's operating results or financial position. The collection policies and procedures of the company vary by credit class and prior payment history of customers.

Revenue recognized in excess of billings on services contracts, or unbilled accounts receivable, was $153.5 million and $189.7 million at December 31, 2011 and 2010, respectively. Such amounts, a portion of which are awaiting resolution of contract disputes, are included in accounts and notes receivable, net and are stated at net realizable value.

Unearned income, which is deducted from accounts and notes receivable, was $4.1 million and zero at December 31, 2011 and 2010, respectively. The allowance for doubtful accounts, which is reported as a deduction from accounts and notes receivable, was $35.3 million and $37.0 million at December 31, 2011 and 2010, respectively. The provision for doubtful accounts, which is reported in selling, general and administrative expenses in the consolidated statements of income, was (income) expense of $(.6) million, $(.9) million and $(1.2) million, in 2011, 2010 and 2009, respectively.

Effective January 1, 2010, the company adopted a new accounting standard whereby sales under its prior U.S. trade accounts receivable securitization facility (the A/R Facility) no longer met the requirements to be treated as sales, and therefore were accounted for as secured borrowings. At December 31, 2010 and thereafter, no receivables had been sold. At December 31, 2009, receivables of $100 million were sold and therefore removed from the company's consolidated balance sheet. The company received proceeds of $1.2 billion in 2009 from sales of accounts receivable interests under the A/R Facility. The selling price of the receivables interests reflected a discount of 5.3% at December 31, 2009. The discount on the sales of these accounts receivable during the year ended December 31, 2009 was $5.6 million and was recorded in other income (expense), net in the accompanying consolidated statement of income.